Related Parties Payable (Details) - Schedule of Issued Shares	Dec. 31, 2022 USD ($) shares
Related Parties Payable (Details) - Schedule of Issued Shares [Line Items]
Shares issued | shares	300,000
Value | $	$ 684,000
Mu Ruifeng [Member]
Related Parties Payable (Details) - Schedule of Issued Shares [Line Items]
Shares issued | shares	100,000
Value | $	$ 228,000
Jin Yan [Member]
Related Parties Payable (Details) - Schedule of Issued Shares [Line Items]
Shares issued | shares	100,000
Value | $	$ 228,000
Li Huidan [Member]
Related Parties Payable (Details) - Schedule of Issued Shares [Line Items]
Shares issued | shares	100,000
Value | $	$ 228,000